Statements of Operations (three month periods unaudited) (USD $)	3 Months Ended				9 Months Ended	12 Months Ended
	Dec. 31, 2013		Dec. 31, 2012		Sep. 30, 2012	Sep. 30, 2013
Statements of Operations
Sales	$ 232,435					$ 70,000
Cost of sales	133,399					25,180
Gross Profit	99,036					44,820
Operating expenses
General and administrative	83,711		88,368
Research and development	8,900		22,718			27,587
Total operating expenses	92,611		111,086		(74,203)	(837,653)
Income (Loss) from operations	6,425		(111,086)		(74,203)	(792,833)
Other income (expense)
Other income			15,000			23,518
Interest expense	(1,591)		(1,357)		(3,455)	(7,496)
Total other income (expense)	(1,591)		13,643			16,022
Income (Loss) before Income Taxes	4,834		(97,443)		(77,658)	(776,811)
Income taxes					1,200
Net Income (Loss)	$ 4,834		$ (97,443)		$ (78,858)	$ (776,811)
Earnings (Loss) per common share-basic and diluted	$ 0.00		$ (0.01)		$ (0.01)	$ (0.08)
Weighted average number of common shares outstanding-basic and diluted	9,299,500	[1]	9,037,179	[1]	6,538,005 [1]	9,165,974 [1]

[1]	All common shares amounts and per share amounts in these financial statements, reflect the one-for-ten reverse stock split of the issued and outstanding shares of common stock of the Company, effective April 11, and the five-for-one stock split of the issued and outstanding shares of common stock of the Company, effective April 28, 2012 2013 including retroactive adjustment of common share amounts.